Credit Facilities - Bank Loan (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	$ 848,749			$ 383,031
Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	864,736			385,394
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	(15,987)			(2,363)
Bank loan - U.S. dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	311,980			30,394
Bank loan - U.S. dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Secured bank loans received			$ 236.3		$ 22.5
Credit facilities - Canadian dollar denominated
Disclosure of detailed information about borrowings [line items]
Secured bank loans received	552,756			$ 355,000
Credit facilities - Canadian dollar denominated | Principal
Disclosure of detailed information about borrowings [line items]
Net draws	$ 477,400	$ 2.0